SCHEDULE OF ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (Parenthetical) - USD ($)	3 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Four Board Members [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock awarded not issued	30,000
Fair value of common stock awarded not issued	$ 5,700
Chief Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued salary		$ 71,000	$ 286,900	$ 210,000
Chief Financial Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued salary		70,000	269,400	210,000
Chief Communications Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued salary		54,500	$ 153,427	$ 111,000
Affiliated Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued salary		$ 5,000